Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-10-09	12 Months Ended
Jun. 29, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 09, 2024
Restatement does not require Recovery
Based on a conclusion made by the Audit Committee on October 9, 2024, the Company’s 2024 Annual Report included restated consolidated financial statements as of and for the years ended July 1, 2023 and July 2, 2022, restated unaudited consolidated statements of operations for the quarters ended March 30, 2024, December 30, 2023, September 30, 2023, April 1, 2023, December 31, 2022, October 1, 2022, April 2, 2022, January 1, 2022, and October 2, 2021 and revised unaudited consolidated balance sheets as of March 30, 2024, December 30, 2023 and September 30, 2023 (collectively, the “Restatement”).
As a result of the Restatement, the Compensation and Administration Committee evaluated whether there was any erroneously awarded compensation subject to recovery under the Company’s Clawback Policy. Because the covered executives did not receive any incentive-based compensation on or after October 2, 2023, the Compensation and Administration Committee concluded that no recovery of erroneously awarded compensation was required pursuant to our Clawback Policy.